Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	09/30/2025	(+) Acquisitions	(-) Disposals	12/31/2024	Change
					$	%
SAP	54,434	—	—	54,434	—	0%
Operational	457,578	—	—	457,578	—	0%
(-) Amortization	—	—	—	—	—	0%
Total	512,012	—	—	512,012	—	0%

	12/31/2024 (Restated)	(+) Acquisitions	(-) Disposals	12/31/2023 (Restated)	Change
					$	%
S,A,P	54,434	10,067	—	44,367	10,067	22,690%
Operational	457,578	—	—	457,578	0	0,000%
(-) Amortization	—	—	—	—	—	—
Total	512,012	10,067	—	501,945	10,067	22,690%

Schedule of Useful Life of the Intangible Asset	The useful life of the intangible asset is evaluated as defined according to annual amortization rates that take into account the evaluation made by Management of the technical, technological and commercial aspects:
Project	Categories	Useful life
SAP B1 (*)	Software	5 years
Operational (**)	Commercial	5 years
Other operational (***)	Preoperational	5 years

(*)      We are implementing the SAP Business One (ERP) platform, a financial planning and control system with enterprise resources that will help us record all transactional data used in our Brazilian operations. Expenditure on software maintenance is recognized as an expense as incurred.

(**)    Right to supply products to a specific customer and the customer’s commitment to purchase our products with certain commercial conditions.

(***)  Other operational expenses for opening companies, with consultants and lawyers.

The useful life of the intangible asset is evaluated as defined according to annual amortization rates that take into account the evaluation made by Management of the technical, technological and commercial aspects:
Project	Categories	Useful life
SAP B1 (*)	Software	5 years
Operational (**)	Commercial	5 years
Other operational (***)	Preoperational	5 years

(*)      We are implementing the SAP Business One (ERP) platform, a financial planning and control system with enterprise resources that will help us record all transactional data used in our Brazilian operations, Expenditure on software maintenance is recognized as an expense as incurred.

(**)    Right to supply products to a specific customer and the customer’s commitment to purchase our products with certain commercial conditions.

(***)  Other operational expenses for opening companies, with consultants and lawyers.